Debt, Lease Liabilities and Other Notes Payable - Other notes payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Oct. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Debt, lease liabilities and other notes payable outstanding
Principal	$ 123,877,278
Principal amount of current portion of long-term debt	617,489
Principal amount of long-term debt, net of current portion	123,259,789
Finance Costs	(1,324,307)
Finance Cost on current portion of long-term debt	(498)
Finance Cost on long-term debt, net of current portion	(1,323,809)
Total debt, excluding interest payable	122,552,971
Less: Current portion of long-term debt, excluding interest payable	616,991
Long-term debt, net of current portion, excluding interest payable	121,935,980
Interest Payable	1,934,656	$ 1,943,863
Interest Payable on current portion of long-term debt	1,934,656
Total debt	124,487,627	122,880,558
Less: Current portion of long-term debt	2,551,647	2,435,814
Long-term debt, net of current portion	121,935,980	120,444,744
Lease liabilities:
Total lease liabilities	9,292,351	9,363,520
Less: Current portion	1,277,754	1,257,766
Lease liabilities, net of current portion	$ 8,014,597	8,105,754
Other notes payable:
Less: Current portion		1,324,063
Effective interest rate on other notes payable	3.00%
IFRS 16
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable		4,745,292
Lease liabilities:
Total lease liabilities	$ 4,745,292	4,745,292	$ 10,115,256	$ 4,641,705
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	$ 3,818,559
Effective Interest Rate	7.30%
Lease liabilities:
Total lease liabilities	$ 3,818,559	4,014,567
Other
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	$ 728,500
Effective Interest Rate	7.94%
Lease liabilities:
Total lease liabilities	$ 728,500	707,248
7.38% Notes due 2020
Debt, lease liabilities and other notes payable outstanding
Principal								$ 10,000,000
TIIE + 0.35% Notes due 2021
Debt, lease liabilities and other notes payable outstanding
Principal							$ 6,000,000
TIIE + 0.35% Notes due 2022
Debt, lease liabilities and other notes payable outstanding
Principal						$ 5,000,000
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Principal					$ 4,500,000
TIIE | TIIE + 0.35% Notes due 2021
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%
TIIE | TIIE + 0.35% Notes due 2022
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%
U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Principal	$ 88,774,385
Finance Costs	(1,154,055)
Total debt, excluding interest payable	87,620,330
Interest Payable	1,722,733
Total debt	$ 89,343,063	84,426,111
U.S. dollar | 6.625% Senior Notes due 2025
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%
Principal	$ 11,969,580
Finance Costs	(162,815)
Total debt, excluding interest payable	11,806,765
Interest Payable	224,679
Total debt	$ 12,031,444	11,341,835
Effective Interest Rate	7.60%
U.S. dollar | 4.625% Senior Notes due 2026
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	4.625%
Principal	$ 5,984,790
Finance Costs	(24,424)
Total debt, excluding interest payable	5,960,366
Interest Payable	138,398
Total debt	$ 6,098,764	5,766,754
Effective Interest Rate	5.03%
U.S. dollar | 8.50% Senior Notes due 2032
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.50%
Principal	$ 5,984,790
Finance Costs	(19,870)
Total debt, excluding interest payable	5,964,920
Interest Payable	155,438
Total debt	$ 6,120,358	5,790,640
Effective Interest Rate	9.00%
U.S. dollar | 6.625% Senior Notes due 2040
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%
Principal	$ 11,969,580
Finance Costs	(120,485)
Total debt, excluding interest payable	11,849,095
Interest Payable	431,736
Total debt	$ 12,280,831	11,612,104
Effective Interest Rate	7.05%
U.S. dollar | 5% Senior Notes due 2045
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	5.00%
Principal	$ 19,949,300
Finance Costs	(412,967)
Total debt, excluding interest payable	19,536,333
Interest Payable	144,079
Total debt	$ 19,680,412	18,590,304
Effective Interest Rate	5.39%
U.S. dollar | 5.25% Senior Notes due 2049
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	5.25%
Principal	$ 14,961,975
Finance Costs	(294,210)
Total debt, excluding interest payable	14,667,765
Interest Payable	78,550
Total debt	$ 14,746,315	13,932,641
Effective Interest Rate	5.59%
U.S. dollar | 6.125% Senior Notes due 2046
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.125%
Principal	$ 17,954,370
Finance Costs	(119,284)
Total debt, excluding interest payable	17,835,086
Interest Payable	549,853
Total debt	$ 18,384,939	17,391,833
Effective Interest Rate	6.47%
Mexican peso
Debt, lease liabilities and other notes payable outstanding
Principal	$ 35,102,893
Finance Costs	(170,252)
Total debt, excluding interest payable	34,932,641
Interest Payable	211,923
Total debt	$ 35,144,564	38,454,447
Mexican peso | 8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.79%
Principal	$ 4,500,000
Finance Costs	(16,122)
Total debt, excluding interest payable	4,483,878
Interest Payable	95,591
Total debt	$ 4,579,469	4,574,913
Effective Interest Rate	8.84%
Mexican peso | 8.49% Senior Notes due 2037
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.49%
Principal	$ 4,500,000
Finance Costs	(11,903)
Total debt, excluding interest payable	4,488,097
Interest Payable	31,838
Total debt	$ 4,519,935	4,519,209
Effective Interest Rate	8.94%
Mexican peso | 7.25% Senior Notes due 2043
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	7.25%
Principal	$ 6,500,000
Finance Costs	(53,091)
Total debt, excluding interest payable	6,446,909
Interest Payable	65,451
Total debt	$ 6,512,360	6,517,845
Effective Interest Rate	7.92%
Mexican peso | Bank loans
Debt, lease liabilities and other notes payable outstanding
Principal	$ 16,000,000
Finance Costs	(88,350)
Total debt, excluding interest payable	15,911,650
Interest Payable	6,672
Total debt	$ 15,918,322	15,971,960
Effective Interest Rate	5.62%
Mexican peso | Bank loans (Sky)
Debt, lease liabilities and other notes payable outstanding
Principal	$ 2,750,000
Total debt, excluding interest payable	2,750,000
Interest Payable	12,371
Total debt	$ 2,762,371	5,525,212
Effective Interest Rate	7.04%
Mexican peso | Bank loans (TVI)
Debt, lease liabilities and other notes payable outstanding
Principal	$ 852,893
Finance Costs	(786)
Total debt, excluding interest payable	852,107
Total debt	$ 852,107	$ 1,345,308
Effective Interest Rate	5.97%